PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2013
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets [Text Block]
11.	PREPAIDS AND OTHER

The components of prepaids and other are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Property taxes, insurance and licences	$3.5	$3.2	$6.7
Other	1.0	5.7	6.3
	$4.5	$8.9	$13.0

Prepaids and other assets are pledged as collateral against the long-term debt of the company. See note 16, Long-term debt, for detailed disclosure of the collateral arrangements of the company.